Accrued and Other Short-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCRUED AND OTHER SHORT-TERM LIABILITIES [Abstract]
Accrued advertising and promotion expenses	$ 51,344	$ 56,353
Contract deposits from customers	31,399	36,222
Accrued professional fees	19,235	20,459
Payable to a third-party investor in the Consolidated Trust	8,601	0
Accrued bandwidth costs	7,532	8,966
Contingent litigation liabilities	6,476	3,440
Lease liabilities	4,877	0
Deferred ADS deposit income	3,697	4,985
Early exercise of Sogou share options with trust arrangements	2,702	2,702
Payable to Web game and mobile game developers	2,209	3,288
Accrued content and license fees	2,103	1,954
Payable for government project	1,736	1,764
Accrual for fixed assets purchases	274	1,409
Others	8,090	9,857
Total	$ 150,275	$ 151,399